AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.8%
Asset-Backed Securities — 1.0%
Collateralized Loan Obligations
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.681%(c)	02/20/30	1,358	$1,353,218
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/17/30	1,325	1,320,338

Total Asset-Backed Securities (cost $2,666,846)			2,673,556
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	365	89,676
4.000%	11/15/29	498	120,151
			209,827
Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $10,226; purchased 06/23/20 - 04/03/23)(f)
7.000%	10/16/23(d)(oo)	54	2,849

Total Convertible Bonds (cost $674,468)			212,676
Corporate Bonds — 82.8%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	267,459
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	935	831,117
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	720	563,550
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25	354	346,956
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	595	480,720
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	360,998
			2,850,800
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	375	339,531
5.930%	05/01/60	450	404,845
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	575	$521,813
7.125%	06/15/26	175	169,043
7.500%	03/15/25	533	531,668
7.500%	02/01/29(a)	725	686,937
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	229,967
6.750%	01/15/28	208	209,398
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	178,100
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	425	370,668
5.500%	11/15/27	405	380,101
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	424	418,196
			4,440,267
Agriculture — 0.3%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	450	426,377
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	375	318,553
			744,930
Airlines — 1.3%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	100	95,613
11.750%	07/15/25	200	215,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	555	542,216
5.750%	04/20/29	1,323	1,228,736
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	75	67,500
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	475	439,543
4.625%	04/15/29	397	341,551
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	175	134,537
7.875%	05/01/27(a)	250	215,313
9.500%	06/01/28(a)	355	312,613
			3,592,622
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	$124,836
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	444,674
			569,510
Auto Manufacturers — 2.3%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	555	523,038
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	975	711,355
5.291%	12/08/46	269	204,442
7.400%	11/01/46	225	227,717
9.625%	04/22/30	600	686,115
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	289	240,887
4.125%	08/17/27	933	849,772
4.271%	01/09/27	900	831,945
4.542%	08/01/26	893	837,610
6.800%	05/12/28(a)	200	199,713
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	200	188,780
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	374,873
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	525	487,668
			6,363,915
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	225	212,625
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	355	351,450
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	221	214,220
6.500%	04/01/27	575	545,897
6.875%	07/01/28	225	204,221
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	437	426,079
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	160,445
4.500%	02/15/32	175	135,692
5.375%	11/15/27(a)	420	389,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	$833,452
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	250	203,318
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	150	140,275
			3,817,609
Banks — 0.2%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	171,337
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	125	116,512
12.000%	10/01/28	75	76,126
12.250%	10/01/30	100	101,646
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	147,548
			613,169
Biotechnology — 0.1%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	411	172,504
Building Materials — 2.2%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	409,754
6.375%	06/15/32	200	188,204
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28(a)	200	193,059
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	214,900
Emerald Debt Merger Sub LLC,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30	570	550,127
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	561	508,941
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	83	79,891
4.875%	12/15/27(a)	480	423,410
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	325	326,266
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	125	101,250

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
5.375%	02/01/28	25	$23,188
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	625	516,248
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	410	378,499
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	346	319,355
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	175	135,213
4.375%	07/15/30	1,155	956,643
5.000%	02/15/27	350	325,049
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	333	303,626
			5,953,623
Chemicals — 2.2%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	379,884
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	150	106,818
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	125	68,289
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	285	279,963
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	281,718
Chemours Co. (The),
Gtd. Notes, 144A
4.625%	11/15/29	435	350,175
5.750%	11/15/28(a)	510	442,504
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $684,186; purchased 08/07/17 - 04/05/19)(f)
10.250%	09/01/27(d)	687	591,976
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	414,130
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	300	275,250
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	375	293,858
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	50	49,125
5.000%	05/01/25	173	163,701
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
5.250%	06/01/27	170	$147,538
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28	225	224,689
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29	150	157,349
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	5	4,849
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	271,575
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	671	673,221
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	239,444
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	173	139,458
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	100	77,613
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $534,973; purchased 07/18/18 - 07/25/18)(f)
5.750%	07/15/25(d)	568	8,520
Sr. Sec’d. Notes, 144A (original cost $318,526; purchased 05/08/20)(f)
9.500%	07/01/25(d)	325	81,250
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	297,737
7.375%	03/01/31	50	48,287
			6,068,921
Coal — 0.1%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	100	91,500
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	259	270,476
			361,976
Commercial Services — 4.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	716,622
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	198	182,409
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	465	441,014

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		525	$393,448
9.750%	07/15/27		700	625,764
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		620	515,375
4.625%	06/01/28		200	165,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		150	138,220
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		425	361,629
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		505	428,298
4.750%	10/15/29		175	153,674
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29(a)		605	538,199
5.750%	07/15/27(a)		227	214,821
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	180,564
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31(a)		635	499,045
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	136,906
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	318,500
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		150	143,438
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30		305	255,762
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	200,253
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		449	424,473
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24		484	14,520
6.000%	01/15/28		379	30,320
7.125%	08/01/26		255	21,675
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26		640	567,327
5.000%	12/01/29		200	156,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	700	$590,071
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	525	446,533
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	275	242,317
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	520	504,942
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29(a)	635	588,236
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	550	443,805
5.250%	01/15/30	535	493,581
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	250	250,021
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	100	99,008
			11,482,567
Computers — 1.2%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	340	284,790
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	477	461,378
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	720	644,616
5.125%	04/15/29	530	467,394
5.750%	09/01/27	150	151,154
6.125%	09/01/29	315	322,559
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	295	272,657
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	492,375
Gtd. Notes, 144A
9.625%	12/01/32	165	177,581
			3,274,504
Cosmetics/Personal Care — 0.3%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26	465	446,573

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care (cont’d.)
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	479	$443,507
			890,080
Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	600	512,828
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	125	126,563
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	49,885
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	451	43,610
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	175	172,764
			905,650
Diversified Financial Services — 2.3%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	125	121,457
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	275	198,078
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	508	483,643
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	75	68,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	450	378,803
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	225	141,743
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	235	201,529
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.125%	03/30/29	75	75,101
8.375%	05/01/28	50	50,688
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	550	448,255
6.000%	01/15/27(a)	582	550,272
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	250	210,019
6.750%	06/25/25	125	123,110
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
9.375%	07/25/30	100	$98,574
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	200,814
4.000%	09/15/30(a)	325	244,110
5.375%	11/15/29	150	125,584
6.625%	01/15/28	195	179,635
7.125%	03/15/26	1,189	1,162,650
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	175	141,438
5.375%	10/15/25	225	214,073
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	751	620,442
3.875%	03/01/31	405	322,739
			6,361,382
Electric — 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	222,238
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	450	364,398
5.125%	03/15/28	2,591	2,307,357
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24	611	396,928
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	250	234,350
Gtd. Notes, 144A
3.625%	02/15/31	1,425	1,080,944
3.875%	02/15/32	250	187,506
5.250%	06/15/29	420	370,555
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	225	220,341
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	626	566,850
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	346,434
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	225	215,930
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	745	640,462
5.500%	09/01/26	250	238,115
5.625%	02/15/27	582	551,372
			7,943,780

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	485	$405,087
4.750%	06/15/28	342	296,192
6.500%	12/31/27	200	188,383
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	150	150,428
7.250%	06/15/28	448	451,078
			1,491,168
Electronics — 0.6%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	507,619
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	364,128
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	524,822
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	362,568
			1,759,137
Engineering & Construction — 0.6%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	75	75,163
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29	415	359,894
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	494,710
MasTec, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	267,365
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	429,208
			1,626,340
Entertainment — 2.4%
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	406,164
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	379	374,144
7.000%	02/15/30	550	534,892
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	500	423,904
8.125%	07/01/27	350	351,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	$384,184
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	75	67,775
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	95	82,499
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28	225	213,270
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	75	70,963
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	275	243,735
6.750%	02/15/29	150	128,625
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.500%	09/01/31	75	74,146
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	382,305
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	455	448,450
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	276,782
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	182,660
5.625%	01/15/27	550	517,242
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	275	203,579
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	325	280,466
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27	230	212,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	743	649,515
7.125%	02/15/31	25	23,747
			6,533,680
Environmental Control — 0.7%
Covanta Holding Corp.,
Gtd. Notes
5.000%	09/01/30	100	80,205
Gtd. Notes, 144A
4.875%	12/01/29	175	143,610

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	775	$677,815
4.375%	08/15/29	387	336,342
4.750%	06/15/29	25	22,062
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	435	350,103
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29	263	226,752
			1,836,889
Foods — 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	150	127,801
4.625%	01/15/27	1,465	1,384,055
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	125	122,624
5.250%	09/15/27	725	606,988
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	150	150,194
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	200	152,811
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	75	74,345
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	65,842
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	561	530,577
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	250	193,527
4.250%	04/15/31	525	438,372
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	689	590,149
5.500%	12/15/29	981	889,018
5.625%	01/15/28	15	14,200
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	175	145,733
			5,486,236
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	123	115,295
5.875%	08/20/26	658	632,120
			747,415
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.8%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	325	$255,698
6.750%	02/15/30	75	61,896
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	814	687,779
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	1,240	1,071,952
			2,077,325
Healthcare-Services — 3.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	587	547,279
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	1,675	1,189,015
5.625%	03/15/27	460	394,034
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,254	1,715,355
4.625%	06/01/30	185	151,814
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	625	570,095
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,075	752,294
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	450	415,289
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	200	194,039
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27	1,054	1,019,490
Sr. Sec’d. Notes
4.250%	06/01/29	1,150	990,444
4.375%	01/15/30	375	322,996
4.625%	06/15/28	350	315,336
Sr. Unsec’d. Notes
6.875%	11/15/31	850	815,177
			9,392,657
Home Builders — 2.0%
Adams Homes, Inc.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/28	150	149,319
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	401	338,292
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	525	479,734

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
7.250%	10/15/29	350	$327,822
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	534	433,234
6.250%	09/15/27	175	156,839
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29	175	144,611
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	200	182,244
5.000%	03/01/28	300	269,836
KB Home,
Gtd. Notes
4.800%	11/15/29	486	429,438
7.250%	07/15/30	150	147,541
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	100	81,629
4.950%	02/01/28	150	135,235
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	600	510,840
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	325	291,174
4.750%	04/01/29	50	43,445
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	412	381,421
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	575	535,338
5.875%	06/15/27	100	95,353
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	20	17,476
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	295	272,702
			5,423,523
Home Furnishings — 0.3%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,010	843,153
Household Products/Wares — 0.8%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	825	689,212
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	330	275,268
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	452,812
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	$114,062
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	340	307,233
5.500%	07/15/30	544	494,933
			2,333,520
Housewares — 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	04/01/36	330	271,347
6.625%	09/15/29(a)	450	429,868
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	425	327,007
4.375%	02/01/32	200	151,053
4.500%	10/15/29	871	712,136
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	250	159,931
			2,051,342
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	275	242,557
Internet — 0.5%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	665	567,615
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	210,111
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	211,243
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	250	243,876
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 4.250% and PIK 4.250%
8.500%	10/01/27(a)	248	165,677
Sr. Sec’d. Notes, 144A
9.750%	10/01/27	56	55,978
			1,454,500
Investment Companies — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	790	694,865
Iron/Steel — 0.9%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	630	598,356
7.250%	08/15/30	75	74,509

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	479	$473,007
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	350	338,589
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	60,903
Gtd. Notes, 144A
4.625%	03/01/29	130	112,885
6.750%	04/15/30	225	210,380
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	282,990
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	125	126,250
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	270	265,922
			2,543,791
Leisure Time — 2.7%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	790	711,987
6.000%	05/01/29	250	212,813
7.625%	03/01/26	350	340,445
Sec’d. Notes, 144A
9.875%	08/01/27	340	354,875
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	906	781,425
7.000%	08/15/29	75	73,688
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	270	289,399
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	125	124,718
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	325	299,000
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	200	202,124
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	225	208,688
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	250	221,875
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	150	148,239
9.250%	01/15/29(a)	840	887,250
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	435	448,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	$46,125
5.500%	08/31/26	75	70,781
5.500%	04/01/28	200	182,875
11.625%	08/15/27(a)	595	643,716
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	275	250,992
Sr. Unsec’d. Notes, 144A
9.125%	07/15/31	75	74,813
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	325	296,562
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29(a)	640	535,590
			7,406,870
Lodging — 1.5%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	414	376,630
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	289,946
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	477	445,365
4.750%	10/15/28(a)	615	541,550
5.500%	04/15/27(a)	230	214,518
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.550%	03/08/27	550	475,607
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	447,527
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	216,920
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	311	305,119
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	400	328,000
5.500%	01/15/26	200	185,488
5.625%	08/26/28(a)	300	258,750
			4,085,420
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	175	157,298

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	150	$159,541
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	690	693,541
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	300	231,874
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	243,568
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	182,750
			1,511,274
Media — 9.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	560	476,700
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	235	231,157
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,681	1,319,265
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,915	1,524,938
4.500%	06/01/33	574	439,136
4.750%	03/01/30(a)	3,056	2,570,081
5.000%	02/01/28	826	749,817
5.125%	05/01/27	425	395,836
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	215	147,023
5.375%	02/01/28	1,560	1,272,880
6.500%	02/01/29	250	207,180
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	988	525,912
5.750%	01/15/30(a)	1,450	811,904
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,286,225; purchased 07/18/19 - 05/19/21)(f)
6.625%	08/15/27(d)	5,020	103,477
Sec’d. Notes, 144A (original cost $1,578,917; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	2,365	56,028
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	175	154,793
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,040	574,498
5.875%	11/15/24(a)	1,529	1,423,032
7.750%	07/01/26	3,306	2,476,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	$514,136
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	275	275,946
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	255	219,570
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	370	245,052
5.875%	07/15/26(a)	500	449,422
7.000%	05/15/27(a)	443	380,041
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	703	503,852
Sr. Sec’d. Notes
6.375%	05/01/26	250	215,635
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	163,361
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	605	519,973
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	527	436,370
5.625%	07/15/27	671	597,312
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	450,923
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	735	388,137
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	580	436,483
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	95	70,056
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	390	316,311
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	410	252,441
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	612	489,994
5.000%	08/01/27(a)	513	468,545
5.500%	07/01/29(a)	915	809,592
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	650	545,832
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	140	136,554
6.625%	06/01/27	1,280	1,190,869
7.375%	06/30/30(a)	350	320,043

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	419	$372,487
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	400	314,076
			26,543,461
Mining — 1.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	75	74,609
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	300	258,714
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.500%	04/01/25(a)	725	722,187
8.625%	06/01/31	200	199,000
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	208,041
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	150	139,875
6.125%	04/01/29	405	375,354
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	385	358,050
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	175	139,599
4.750%	01/30/30	500	433,172
			2,908,601
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	94,405
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	220	186,593
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	125	125,722
			406,720
Oil & Gas — 5.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	150	148,708
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	5,486
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	500	460,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.375%	07/15/26	628	$647,828
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	317,763
9.000%	11/01/27	250	316,703
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	159	157,022
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	262	269,205
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27	420	425,191
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29(a)	980	959,932
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	50	49,314
7.000%	06/15/25	300	295,570
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	365	371,347
8.750%	07/01/31(a)	260	266,146
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	355	350,252
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	325	281,002
6.750%	03/01/29(a)	655	602,687
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	310	303,821
9.250%	02/15/28	200	204,187
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	164,173
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	75	75,008
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	270	259,458
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	545,600
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	575	520,139
6.000%	02/01/31	325	285,896
6.250%	11/01/28	561	525,589
6.250%	04/15/32	275	244,097
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	175	163,406

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	695	$669,368
7.500%	01/15/28	475	437,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	24,250
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	75	75,902
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	75	64,313
4.625%	05/01/30	400	341,000
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32	100	98,644
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26(a)	355	351,450
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)	175	179,746
Gtd. Notes, 144A
4.750%	02/15/30(a)	918	813,706
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%
13.052%(c)	12/15/28^	150	147,000
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	340	332,879
6.625%	01/15/27(a)	190	186,200
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	550	471,829
5.375%	02/01/29	570	524,670
5.375%	03/15/30(a)	350	319,309
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	395	346,535
4.500%	04/30/30	225	194,869
6.000%	04/15/27	284	275,038
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	116	113,479
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	150	144,375
11.500%	01/30/27	138	144,727
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	75	74,813
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	50	51,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
10.125%	01/15/28	190	$193,718
			15,791,599
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	300	289,877
Packaging & Containers — 2.8%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	800	603,889
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	600	495,750
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	375	312,188
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	521,259
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	405	340,726
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	332,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	250	218,125
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	325	292,016
6.750%	07/15/26	330	319,567
9.500%	11/01/28	50	51,359
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	175	143,100
10.500%	07/15/27	300	281,993
Mauser Packaging Solutions Holding Co.,
Sec’d. Notes, 144A
9.250%	04/15/27	365	319,123
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	725	699,573
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	711	694,665
7.250%	05/15/31	75	73,357
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	175	152,103
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	471,313
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	50	48,405

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	250	$260,962
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	500	428,420
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	606,125
			7,666,018
Pharmaceuticals — 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	616,001
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	656,447
9.250%	04/01/26	437	399,298
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	172,261
5.000%	02/15/29	196	77,420
5.250%	01/30/30	2,211	830,507
6.250%	02/15/29	1,700	671,500
9.000%	12/15/25	398	362,033
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	955	546,585
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
6.650%	08/28/28(a)	365	354,202
Grifols SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	485	412,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Sec’d. Notes, 144A
10.000%	06/15/29(d)	61	4,737
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	224,472
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	875	701,688
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	407,048
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	350	256,496
			6,692,945
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	343,498
5.750%	01/15/28	1,090	1,027,373
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/26	265	$259,203
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	175	154,294
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	165,827
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	325	258,321
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	100	83,688
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	346	340,382
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	595	500,365
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month SOFR + 4.372%
9.780%(c)	10/30/23(a)(oo)	505	456,680
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	804,923
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	155	137,999
6.500%	07/01/27	355	346,810
7.500%	06/01/27	50	49,837
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	474	455,000
8.000%	01/15/27	180	173,536
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	185,991
7.000%	08/01/27	10	9,755
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30(a)	615	521,025
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.375%	04/15/27	382	375,091
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	75	75,705
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	400	374,875
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	475	469,553
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26(a)	526	511,052

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	205	$176,876
6.875%	04/15/40	525	457,615
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	925	842,167
6.000%	03/01/27	596	561,911
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	298,637
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28	290	287,178
8.375%	06/01/31	218	214,915
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	250	193,426
			11,113,508
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	425	400,901
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	75	73,841
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	325	249,498
5.375%	08/01/28	355	312,738
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	450	353,252
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	275	190,834
5.750%	01/15/29	275	198,436
			1,779,500
Real Estate Investment Trusts (REITs) — 0.9%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	429	297,166
9.750%	06/15/25	137	132,233
Sr. Unsec’d. Notes
4.750%	05/01/24	25	23,623
4.750%	02/15/28(a)	525	381,226
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	384	353,333
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	715	446,793
5.000%	10/15/27(a)	350	271,047
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27		615	$561,951
Gtd. Notes, 144A
4.500%	02/15/29		50	42,874
				2,510,246
Retail — 5.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,268	1,054,025
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		125	100,855
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)		475	407,715
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		261	73,823
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	40,129
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		325	282,992
6.875%	11/01/35		711	634,235
7.500%	06/15/29		190	187,315
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		100	87,642
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30		50	48,504
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		275	264,704
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29		175	147,058
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	370	376,977
6.250%	10/30/25	EUR	437	447,605
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $68,969; purchased 08/04/22 - 08/24/22)(f)
5.375%	04/01/26		75	70,310
Sr. Unsec’d. Notes, 144A (original cost $303,594; purchased 08/02/22 - 08/24/22)(f)
5.875%	04/01/29		350	314,839
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30		575	468,499
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	63,608

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	250	$207,402
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	645	477,705
3.875%	10/01/31	550	386,359
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	322	279,191
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	350	287,096
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	375	317,406
8.250%	08/01/31	100	97,313
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29(a)	405	341,135
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30	355	300,879
NMG Holding Co., Inc./Neiman Marcus Group LLC,
Sr. Sec’d. Notes, 144A
7.125%	04/01/26	300	281,580
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30(a)	430	330,421
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	575	433,126
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	75	59,343
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	125	104,241
7.500%	10/15/27	75	72,062
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	515	433,068
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	570	499,549
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(d)	776	457,282
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	200	194,864
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	445	367,967
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	325	274,151
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
6.125%	07/01/29(a)	370	$315,427
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	365	315,653
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	453,234
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	391	228,931
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	608	507,296
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	650	563,063
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	150	132,321
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	125	120,724
			13,909,624
Semiconductors — 0.5%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	220	216,047
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25	595	587,562
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	545,862
			1,349,471
Software — 0.6%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	405,019
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	275	247,722
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	250	213,067
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	212,438
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/30	150	144,906
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	315	296,851
			1,520,003

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 2.9%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	517	$321,186
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	530	465,969
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	194,640
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	432	283,660
Sr. Sec’d. Notes, 144A
6.000%	03/01/26(a)	691	644,585
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $8,724; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25(d)	22	4,668
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $769,774; purchased 05/22/20 - 04/08/21)(f)
8.000%	12/31/26(d)	959	57,509
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $6,300; purchased 03/17/23)(f)
13.000%	12/31/25(d)	10	6,925
Sr. Sec’d. Notes, 144A (original cost $184,500; purchased 03/15/23)(f)
8.750%	05/25/24	200	179,352
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23(d)	4,638	115,950
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36(a)	530	298,803
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27	650	590,769
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	538,549
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	444,125
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	1,060	940,750
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	550	396,000
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	350	327,579
10.500%	05/15/30	170	171,005
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	306,223
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	310	$170,670
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	235	272,059
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	331,112
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	620	572,659
7.500%	05/30/31	125	82,436
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	60	44,471
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	165	105,951
			7,867,605
Transportation — 0.4%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	375	374,753
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	420	424,233
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	315	310,096
			1,109,082
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	175	158,823

Total Corporate Bonds (cost $276,344,063)			227,723,852
Floating Rate and Other Loans — 5.2%
Auto Parts & Equipment — 0.3%
Adient US LLC,
Term B-1 Loan, 1 Month SOFR + 3.364%
8.681%(c)	04/10/28	279	279,151
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%
9.402%(c)	10/04/28	400	389,100
			668,251
Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.902%(c)	03/31/28	316	309,283
Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.512%
9.902%(c)	05/17/28	295	243,025

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Chemicals — 0.1%
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%
15.334%(c)	09/14/23	258	$267,431
Initial Term Loan
11.205%	08/08/24	205	95,496
			362,927
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29	198	193,481
Cosmetics/Personal Care — 0.5%
Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month SOFR + 4.012%
9.402%(c)	05/17/28	688	655,912
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan B3 (USD), 3 Month SOFR + 3.850%
9.240%(c)	10/01/26	737	735,344
			1,391,256
Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
11.457%(c)	07/30/26(d)	1,491	306,604
Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.689%(c)	06/21/28	366	358,639
Foods — 0.2%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	165	128,750
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26	303	212,107
Extended Closing Date Term Loan, 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	374	305,684
			646,541
Healthcare-Services — 0.2%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	11/15/28	317	314,571
US Renal Care, Inc.,
Closing Date Term Loan, 3 Month SOFR + 5.262%
10.607%(c)	06/20/28	365	237,539
			552,110
Housewares — 0.2%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.431%(c)	10/06/28	581	492,161
Insurance — 0.1%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
9.181%(c)	02/15/27	149	146,254
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Insurance (cont’d.)
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.681%(c)	01/20/29	240	$211,125
			357,379
Internet — 0.1%
Shutterfly Finance LLC,
2nd Lien PIK Term Loan, 3 Month SOFR + 5.000%
10.242%(c)	10/01/27	220	145,055
Machinery-Diversified — 0.1%
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month SOFR + 3.928%
9.381%(c)	07/30/27	274	272,813
Media — 0.4%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.832%(c)	01/18/28	200	189,000
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%
12.775%(c)	05/25/26	363	191,442
Second Lien Term Loan
10.010%	08/24/26	216	4,863
Directv Financing LLC,
Closing Date Term Loan, 1 Month SOFR + 5.000%
10.431%(c)	08/02/27	484	471,760
iHeartCommunications, Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.431%(c)	05/01/26	390	349,269
			1,206,334
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	20	2,154
Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.431%(c)	08/04/27	350	347,770
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
10.416%(c)	10/27/28	320	318,887
			666,657
Retail — 1.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.916%(c)	12/18/26	613	559,605
EG America LLC (United Kingdom),
New Term Loan B, 1 Month SOFR + 4.364%
9.664%(c)	03/12/26^	238	237,161
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28	335	334,348

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Retail (cont’d.)
IRB Holding Corp.,
2022 Replacement Term B Loan, 1 Month SOFR + 3.100%
8.416%(c)	12/15/27	302	$300,804
Park River Holdings, Inc.,
Intial Term Loan, 6 Month LIBOR + 3.250%
8.522%(c)	12/28/27	192	184,583
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.902%(c)	03/03/28	511	505,345
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%
9.066%(c)	10/19/27	537	535,581
			2,657,427
Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%
9.181%(c)	10/02/25	254	254,078
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%
10.931%(c)	02/27/26	150	149,219
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month SOFR + 4.114%
9.431%(c)	12/01/27	605	604,689
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.698%(c)	07/14/28	583	547,691
			1,555,677
Telecommunications — 0.5%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.681%(c)	03/15/27	240	170,170
Cincinnati Bell, Inc.,
Term B-2 Loan, 1 Month SOFR + 3.350%
8.666%(c)	11/22/28	691	676,757
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24	25	22,275
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%
9.652%(c)	10/02/28	528	412,874
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%
12.505%(c)	10/01/29	195	93,600
			1,375,676
Transportation — 0.2%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.000%
8.501%(c)	07/21/28	310	301,033
Initial Term C Loan, 3 Month SOFR + 3.262%
8.351%(c)	07/21/28	116	112,836
			413,869

Total Floating Rate and Other Loans (cost $16,588,876)			14,177,319
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes
3.000%	07/31/24(k)	544	$532,886
4.250%	09/30/24(a)	2,180	2,154,538
4.625%	02/28/25(k)	4,350	4,310,069

Total U.S. Treasury Obligations (cost $7,110,422)			6,997,493

	Shares
Common Stocks — 2.5%
Broadline Retail — 0.1%
MYT Holding LLC (Class B Stock)*^	63,595	28,618
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	114,720
		143,338
Chemicals — 0.5%
TPC Group, Inc.*^	59,856	1,496,400
Commercial Services & Supplies — 0.0%
SAL TopCo LLC*^	21,315	21,314
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	5,103
Electric Utilities — 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	1,103,942
Keycon Power Holdings LLC*^	2,665	338,188
		1,442,130
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $353,979; purchased 04/02/19 - 09/26/19)(f)	1,289	208,640
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Corp.	38,926	1,291,565
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	100,706
iHeartMedia, Inc. (Class A Stock)*	10,969	34,662
		135,368
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.(a)	9,378	808,665
EP Energy Corp.*^	9,416	15,065
		823,730
Pharmaceuticals — 0.0%
Mallinckrodt PLC*	2,146	183
Specialty Retail — 0.1%
Claire’s Private Placement*^	795	198,750
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	3

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.4%
Intelsat Emergence SA (Luxembourg)*	48,377	$1,083,645

Total Common Stocks (cost $6,663,326)		6,850,169
Preferred Stocks — 0.6%
Broadline Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	240,488
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $75,000; purchased 03/29/21)^(f)	75	75,000
Specialty Retail — 0.5%
Claire’s Stores, Inc., CVT*^	679	1,425,900
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322

Total Preferred Stocks (cost $640,070)		1,741,710

	Units
Rights* — 0.1%
Energy Equipment & Services — 0.1%
Vistra Corp., expiring 01/23/27^	180,881	230,623
Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,063	31,644
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,063	20,252
		51,896

Total Rights (cost $103)		282,519

	Shares
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Broad USD High Yield Corporate Bond ETF	120,565	4,184,811
iShares iBoxx High Yield Corporate Bond ETF	56,977	4,200,345

Total Unaffiliated Exchange-Traded Funds (cost $9,037,456)		8,385,156

	Units	Value
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	$50,300
(cost $25)

Total Long-Term Investments (cost $319,725,655)		269,094,750

	Shares
Short-Term Investments — 15.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	1,219,806	1,219,806
PGIM Institutional Money Market Fund (cost $40,561,983; includes $40,363,092 of cash collateral for securities on loan)(b)(wb)	40,585,704	40,561,352

Total Short-Term Investments (cost $41,781,789)		41,781,158

TOTAL INVESTMENTS—113.0% (cost $361,507,444)		310,875,908

Liabilities in excess of other assets(z) — (13.0)%		(35,861,151)

Net Assets — 100.0%		$275,014,757

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
CVT	Convertible Security
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
UAG	UBS AG

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,217,381 and 2.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,955,911; cash collateral of $40,363,092 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,183,893. The aggregate value of $1,761,343 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
26	2 Year U.S. Treasury Notes	Dec. 2023	$5,270,484	$(16,286)
140	5 Year U.S. Treasury Notes	Dec. 2023	14,750,313	(144,873)
21	10 Year U.S. Treasury Notes	Dec. 2023	2,269,313	(40,901)
				(202,060)
Short Positions:
3	20 Year U.S. Treasury Bonds	Dec. 2023	341,344	17,940
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	237,375	18,372
				36,312
				$(165,748)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	UAG	GBP	145	$179,149	$176,609	$—	$(2,540)
Euro,
Expiring 10/03/23	BNP	EUR	928	982,016	981,205	—	(811)
				$1,161,165	$1,157,814	—	(3,351)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	MSI	GBP	161	$203,341	$196,504	$6,837	$—
Euro,
Expiring 10/03/23	GSI	EUR	899	971,341	950,822	20,519	—
Expiring 10/03/23	SCB	EUR	29	30,917	30,383	534	—
A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/23	BNP	EUR	928	$983,223	$982,468	$755	$—
				$2,188,822	$2,160,177	28,645	—
						$28,645	$(3,351)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	10,650	$(106,085)	$(102,886)	$3,199
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	3,270	(46,870)	(40,168)	6,702
				$(152,955)	$(143,054)	$9,901
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.310%	MSI	12/20/23	(4,040)	$26,714	$—	$26,714
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.310%	BNP	12/20/23	(1,435)	74,880	—	74,880
					$101,594	$—	$101,594
A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22